Document and Entity Information	Feb. 19, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	MID AMERICA APARTMENT COMMUNITIES INC.
Amendment Flag	false
Entity Central Index Key	0000912595
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity Incorporation State Country Code	TN
Entity File Number	001-12762
Entity Tax Identification Number	62-1543819
Entity Address, Address Line One	6815 Poplar Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Germantown
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38138
City Area Code	(901)
Local Phone Number	682-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MAA
Security Exchange Name	NYSE
M 8.50 Series I Cumulative Redeemable Preferred Stock .01 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Series I Cumulative Redeemable Preferred Stock, $.01 par value per share
Trading Symbol	MAA*I
Security Exchange Name	NYSE